Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit (Parenthetical) - shares		3 Months Ended
	Sep. 24, 2025	Mar. 31, 2026
Sponsor Earn Out Securities
New shares issued during period (in shares)	6,250,000	6,250,000